Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Nov. 28, 2016
MFS® Emerging Markets Debt Fund | A
Prospectus:
Trading Symbol	MEDAX
MFS® Emerging Markets Debt Fund | B
Prospectus:
Trading Symbol	MEDBX
MFS® Emerging Markets Debt Fund | C
Prospectus:
Trading Symbol	MEDCX
MFS® Emerging Markets Debt Fund | I
Prospectus:
Trading Symbol	MEDIX
MFS® Emerging Markets Debt Fund | R6
Prospectus:
Trading Symbol	MEDHX
MFS® Emerging Markets Debt Fund | R1
Prospectus:
Trading Symbol	MEDDX
MFS® Emerging Markets Debt Fund | R2
Prospectus:
Trading Symbol	MEDEX
MFS® Emerging Markets Debt Fund | R3
Prospectus:
Trading Symbol	MEDFX
MFS® Emerging Markets Debt Fund | R4
Prospectus:
Trading Symbol	MEDGX